RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable, recorded investment
Gross receivables	$ 12,884,569	$ 12,285,234	$ 10,854,596
Retail
Financing receivable, recorded investment
Gross receivables	8,745,923	8,480,893	7,363,384
Retail | Titanium
Financing receivable, recorded investment
Gross receivables	4,866,060	4,750,422
Retail | Platinum
Financing receivable, recorded investment
Gross receivables	2,386,558	2,265,690
Retail | Gold
Financing receivable, recorded investment
Gross receivables	1,254,335	1,239,703
Retail | Silver
Financing receivable, recorded investment
Gross receivables	207,682	199,575
Retail | Bronze
Financing receivable, recorded investment
Gross receivables	31,288	25,503
Wholesale
Financing receivable, recorded investment
Gross receivables	4,138,646	3,573,524	3,265,173
Wholesale | Grade A
Financing receivable, recorded investment
Gross receivables	2,117,160	1,981,226
Wholesale | Grade B
Financing receivable, recorded investment
Gross receivables	1,572,953	1,236,828
Wholesale | Grade C
Financing receivable, recorded investment
Gross receivables	315,825	232,101
Wholesale | Grade D
Financing receivable, recorded investment
Gross receivables	$ 132,708	$ 123,369